Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Advances to Suppliers, Net [Abstract]
Advances to suppliers	$ 3,929,949	$ 3,635,982
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 3,929,949	$ 3,635,982